Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,617		$ 18,819
Less: current portion of commercial paper	0		672
current portion of long-term debt	441		1,728
Long-term debt	16,176		16,419
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	16,707		18,909
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings	14		12
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings	76		78
Medium-term notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,116		1,466
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%
3.42% debentures due December 1, 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 441		441
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%
2.50% debentures due January 17, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 225		225
3.30% debentures due December 8, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.30%	3.30%
Borrowings	$ 550
3.30% debentures due December 8, 2028 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 550		0
3.75% debentures due February 8, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%
Borrowings	$ 550
3.75% debentures due February 8, 2031 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 550		$ 0
4.15% debentures due December 15, 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%	4.15%	4.15%	4.15%
Borrowings			$ 500
4.15% debentures due December 15, 2031 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500		500
4.55% debentures due February 8, 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.55%	4.55%
Borrowings	$ 550
4.55% debentures due February 8, 2036 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 550		0
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
4.85% debentures due May 30, 2047 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300		300
Bank credit facilities (December 31, 2025 – US$2,860 million; December 31, 2024 – US$3,393 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,860,000,000		$ 3,393,000,000
Bank credit facilities (December 31, 2025 – US$2,860 million; December 31, 2024 – US$3,393 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,922		4,888
Commercial paper (December 31, 2025 – US$nil; December 31, 2024 – US$467 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0		$ 467,000,000
Commercial paper (December 31, 2025 – US$nil; December 31, 2024 – US$467 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	0		672
US dollar debt securities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,591		17,443
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount		$ 600,000,000
3.90% due February 1, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		864
2.05% due July 15, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
Notional amount		$ 600,000,000
2.05% due July 15, 2025 (US$600 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		864
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount		$ 1,250,000,000
3.85% due June 1, 2027 (US$1,250 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,715		$ 1,801
5.00% due December 15, 2029 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%	5.00%	5.00%
Borrowings		$ 747,000,000		$ 750,000,000
Notional amount		$ 750,000,000
5.00% due December 15, 2029 (US$750 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,029		$ 1,080
2.95% due July 15, 2030 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount		$ 500,000,000
2.95% due July 15, 2030 (US$500 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 685		720
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount		$ 400,000,000
7.20% due January 15, 2032 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 548		576
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount		$ 350,000,000
6.45% due June 30, 2033 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 480		$ 504
5.40% due December 15, 2034 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%	5.40%	5.40%	5.40%
Borrowings	$ 1,029	$ 750,000,000	$ 1,080	$ 750,000,000
Notional amount		$ 750,000,000
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount		$ 350,000,000
5.85% due February 1, 2035 (US$350 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 480		504
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount		$ 450,000,000
6.50% due February 15, 2037 (US$450 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 617		649
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount		$ 1,100,000,000
6.25% due March 15, 2038 (US$1,100 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,509		1,585
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount		$ 400,000,000
6.75% due February 1, 2039 (US$400 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 548		576
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount		$ 750,000,000
4.95% due June 1, 2047 (US$750 million) | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,029		$ 1,080